Acquisition of a Subsidiary - Summary of Assets Acquired and Liabilities Recognized at the Date of Acquisition (Detail) $ in Thousands	Aug. 03, 2020 HKD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Property, plant and equipment	$ 30
Intangible asset	45,260
Accounts and other receivables	293
Bank balances and cash	43,988
Accounts and other payables	(18,597)
Deferred tax liabilities	(7,694)
Total	$ 63,280